Net Income (Loss) Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Exercise of outstanding stock options	588,407	773,375	618,918	1,021,243
Shares included in the computation of diluted net income (loss) per share			3,118